Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net income	$ 2,713,033	$ 4,636,962
Denominator:
Basic and diluted weighted average shares outstanding	10,836,207	17,250,000
Basic and diluted net income per common share	$ 0.25	$ 0.27
Class B [Member]
Numerator:
Allocation of net income	$ 1,019,669	$ 1,159,241
Denominator:
Basic and diluted weighted average shares outstanding	4,072,688	4,312,500
Basic and diluted net income per common share	$ 0.25	$ 0.27